FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS-RISK MANAGEMENT
Schedule of maximum exposure to credit risk

	31.12.2021	31.12.2020
Cash	3,854	6,983
Customers	806	489
Other accounts receivable	711	—
Contract assets	6,015	1,954
Total	11,386	9,426

Schedule of currency risk

	December 31, 2021
	NIS	EUR	GBP	USD	Total
Assets:
Cash and cash equivalents	747	19	2,454	634	3,854
Trade receivables	80	77	608	41	806
Other accounts receivable	—	711	—	—	711
Contract Assets	—	—	1,248	4,767	6,015
	827	807	4,310	5,442	11,386
Liabilities:
Current liabilities:
Current maturities long-term loans	(508)	—	—	(5,826)	(6,334)
Trade payables	(518)	(945)	(3,594)	(3,465)	(8,522)
Payables and credit balances	(5,164)	—	(1,032)	(436)	(6,632)
	(6,190)	(945)	(4,626)	(9,727)	(21,488)
Non-current liabilities:
Long term loans from banks	(1,543)	—	—	(5,400)	(6,943)
Net balances	(6,906)	(138)	(316)	(9,685)	(17,045)

	December 31, 2020
	NIS	EUR	GBP	USD	Total
Assets:
Cash and cash equivalents	933	3,572	919	1,559	6,983
Trade receivables	—	—	328	161	489
Contract Assets	—	—	1,875	79	1,954
	933	3,572	3,122	1,799	9,426
Liabilities:
Current liabilities:
Current maturities long-term loans	(79)	—	—	(2,082)	(2,161)
Trade payables	—	(368)	(1,110)	(5,673)	(7,151)
Payables and credit balances	(2,813)	—	(653)	(205)	(3,671)
	(2,892)	(368)	(1,763)	(7,960)	(12,983)
Non-current liabilities:
Long term loans from banks	(1,718)	—	—	(4,596)	(6,314)
Net balances	(3,677)	3,204	1,359	(10,757)	(9,871)

Schedule of sensitivity analysis

	31.12.2021	31.12.2020
Linked to NIS	(6,904)	(3,677)
	10%	10%
	(690)	(368)
Linked to EUR	(138)	3,204
	10%	10%
	(14)	320
Linked to GBP	(316)	1,359
	10%	10%
	(32)	136

Schedule of maturity analysis of financial liabilities

31.12.2021	Within 30 days	1 – 12 Months	1 – 5 Years	Total
Current maturities long-term loans	448	5,886	—	6,334
Liabilities in respect of leases-ST	132	857	—	989
Trade payables	—	8,522	—	8,522
Payables to related parties	—	2,149	—	2,149
Other Accounts Payable	—	4,483	—	4,483
Long term loans from banks, net	—	—	6,943	6,943
Liabilities in respect of leases-LT	—	—	2,984	2,984
Loan from Shareholder	—	—	4,533	4,533
Warrant Liabilities	—	1,392	—	1,392
Total	580	23,289	14,460	38,329

31.12.2020	Within 30 days	1 – 12 Months	1 – 5 Years	Total
Current maturities long-term loans	147	2,014	—	2,161
Liabilities in respect of leases-ST	114	818	—	932
Trade payables	—	7,151	—	7,151
Other Accounts Payable	—	3,671	—	3,671
Payables to related parties	—	327	—	327
Long term loans from banks, net	—	—	6,314	6,314
Liabilities in respect of leases-LT	—	—	3,465	3,465
Loan from shareholder	—	—	4,212	4,212
Warrant Liabilities	—	1,118	—	1,118
Total	261	15,099	13,991	29,351

Schedule of fair value of financial liabilities

		June 30,	December 31,
	Level	2022	2021
Financial Liabilities:
Warrants Liabilities	3	1,290	1,392

	Level	31.12.2021	31.12.2020
Financial Liabilities:
Warrants Liabilities	3	1,392	1,118

Schedule of changes in fair value of liabilities

Warrants
Balance at January 1, 2020	814
Issuance of warrants	295
Changes in fair value recognized in finance expenses	9
Balance at December 31, 2020	1,118
Issuance of warrants	74
Changes in fair value recognized in finance expenses	200
Balance at December 31, 2021	1,392